Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
The following table summarizes our major classes of property and equipment, net of accumulated depreciation (in thousands):

	2022	2021
Computer equipment	$1,935	$568
Furniture	1,625	—
Leasehold Improvements	7,467	—
Construction in progress	—	564

Total property and equipment	11,027	1,132
Less: accumulated depreciation	596	50

Total property and equipment – net	$10,431	$1,082